CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF CASH FLOWS
Amount of commitment fee paid to investors	$ 2,800,000
Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	18,232,130	$ 24,669,133	$ 59,905,827
Restricted cash	199,079	24,953,581	60,204
Total cash, cash equivalents, and restricted cash	$ 18,431,209	$ 49,622,714	$ 59,966,031